Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,277,700.79
Previously Paid Amount	0.00
Total Fee Amount	19,786.65
Total Offset Amount	0.00
Net Fee	$ 19,786.65